Recoverable taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Recoverable Taxes [abstract]
Withholding income tax on finance income	R$ 87,701	R$ 85,942
Income tax and social contribution	(9,872)	(65,773)
Others withholding income tax	36,212	30,454
Contributions over revenue	3,410	24,076
Other Taxes	(13,761)	(8,592)
Recoverable taxes	R$ 150,956	R$ 214,837